UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877.244.6235

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

COMMON STOCK - 30.24%	Shares	Value

Airlines - 0.18%
JetBlue Airways Corp. (a)	2,548	$45,864

Apparel - 0.76%
Columbia Sportswear Co. (b)	1,672	145,431
VF Corp.	564	51,927
		197,358
Auto Manufacturers - 0.38%
PACCAR, Inc. (b)	1,475	96,937

Banks - 1.93%
Capital One Financial Corp.	2,039	192,318
IBERIABANK Corp.	534	44,375
SVB Financial Group (a) (b)	854	262,929
		499,622
Biotechnology - 1.92%
Alnylam Pharmaceuticals, Inc. (a)	699	66,405
BioMarin Pharmaceutical, Inc. (a)	764	76,828
Bluebird Bio, Inc. (a)	326	50,497
Exact Sciences Corp. (a) (b)	1,489	87,032
Incyte Corp. (a) (b)	1,500	99,810
PolarityTE, Inc. (a)	5,000	113,950
		494,522
Chemicals - 0.66%
Albemarle Corp.	600	56,520
Celanese Corp. - Class A	971	114,685
		171,205
Commercial Services - 0.79%
CoStar Group, Inc. (a)	191	79,427
Quanta Services, Inc. (a)	1,700	57,919
Robert Half International, Inc.	876	66,366
		203,712
Computers - 1.49%
Apple, Inc.	127	24,167
CyberArk Software Ltd. (a)	742	45,047
Lumentum Holdings, Inc. (a) (b)	1,122	58,624
Nutanix, Inc. - Class A (a)	1,615	78,957
Seagate Technology PLC (b)	3,397	178,750
		385,545
Distribution & Wholesale - 0.13%
WW Grainger, Inc.	94	32,577

Diversified Financial Services - 2.04%
Affiliated Managers Group, Inc.	251	40,162
CME Group, Inc. (b)	1,102	175,350
E*TRADE Financial Corp. (a) (b)	1,423	85,110
LPL Financial Holdings, Inc. (b)	2,448	162,278
Mastercard, Inc. - Class A (b)	329	65,142
		528,042

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

COMMON STOCK -30.24% (continued)	Shares	Value

Electric - 0.17%
DTE Energy Co.	399	$43,307

Engineering & Construction - 0.19%
Dycom Industries, Inc. (a)	539	48,057

Entertainment - 0.21%
IMAX Corp. (a) (b)	2,449	54,123

Healthcare - Products - 2.44%
ABIOMED, Inc. (a)	168	59,561
Align Technology, Inc. (a) (b)	588	209,710
Bio-Techne Corp.	350	56,224
Intuitive Surgical, Inc. (a) (b)	416	211,407
Nevro Corp. (a) (b)	622	34,994
Penumbra, Inc. (a)	418	59,460
		631,356
Healthcare - Services - 0.55%
Molina Healthcare, Inc. (a) (b)	1,148	119,495
Teladoc, Inc. (a)	367	21,965
		141,460
Home Builders - 0.23%
Installed Building Products, Inc. (a)	1,705	60,118

Insurance - 0.73%
Progressive Corp. (b)	3,151	189,092

Internet - 2.33%
Expedia Group, Inc.	440	58,890
GrubHub, Inc. (a)	346	42,174
Palo Alto Networks, Inc. (a) (b)	908	180,020
TripAdvisor, Inc. (a) (b)	3,234	187,540
Twilio, Inc. - Class A (a) (b)	2,283	132,163
		600,787
Iron & Steel - 0.10%
Nucor Corp.	369	24,697

Leisure Time - 0.36%
Norwegian Cruise Line Holdings Ltd. (a)	711	35,571
Polaris Industries, Inc.	552	58,192
		93,763
Machinery - Construction & Mining - 0.39%
Caterpillar, Inc. (b)	709	101,954

Media - 0.64%
AMC Networks, Inc. - Class A (a)	751	45,278
Discovery, Inc. (a)	4,872	119,608
		164,886
Metal Fabricate & Hardware - 0.26%
RBC Bearings, Inc. (a)	470	68,329

Mining - 0.08%
Wheaton Precious Metals Corp.	1,000	20,950

Miscellaneous Manufacturing - 0.26%
Hexcel Corp.	959	66,181

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

COMMON STOCK - 30.24% (continued)	Shares	Value

Oil & Gas - 1.29%
ConocoPhillips (b)	1,720	$124,132
EOG Resources, Inc. (b)	1,050	135,387
Whiting Petroleum Corp. (a)	1,476	73,283
		332,802
Packaging & Containers - 0.22%
Berry Global Group, Inc. (a)	1,143	55,836

Pharmaceuticals - 0.52%
Neurocrine Biosciences, Inc. (a) (b)	1,340	134,657

Pipelines - 0.34%
Cheniere Energy, Inc. (a)	1,400	88,900

REITS - 0.89%
CyrusOne, Inc.	953	59,010
Prologis, Inc. (b)	2,592	170,087
		229,097
Retail - 1.30%
Five Below, Inc. (a)	673	65,389
Macy’s, Inc. (b)	2,694	107,033
Tiffany & Co. (b)	850	116,926
Ulta Beauty, Inc. (a)	191	46,678
		336,026
Semiconductors - 2.60%
Integrated Device Technology, Inc.	1,910	65,761
Maxim Integrated Products, Inc.	4,223	258,194
Micron Technology, Inc. (a) (b)	3,527	186,190
Monolithic Power Systems, Inc.	589	78,149
Qorvo, Inc. (a)	1,017	83,150
		671,444
Software - 2.20%
Adobe Systems, Inc. (a) (b)	599	146,563
Atlassian Corp. PLC - Class A (a)	1,514	109,629
Splunk, Inc. (a)	961	92,352
Tableau Software, Inc. - Class A (a)	712	73,386
Take-Two Interactive Software, Inc. (a)	589	66,569
Ultimate Software Group, Inc. (a)	287	79,467
		567,966
Telecommunications - 0.47%
AT&T, Inc.	2,610	83,442
LogMeIn, Inc.	472	38,256
		121,698
Textiles - 0.14%
Mohawk Industries, Inc. (a)	191	35,977

Transportation - 1.05%
CSX Corp.	1,685	119,096
JB Hunt Transport Services, Inc.	582	69,782
XPO Logistics, Inc. (a)	812	80,973
		269,851

TOTAL COMMON STOCK (Cost $7,755,689)		7,808,698

SHORT-TERM INVESTMENTS - 7.93%
Federated Government Obligations Fund - Institutional Class, 1.77% (c)	2,047,999	2,047,999

TOTAL SHORT-TERM INVESTMENTS (Cost $2,047,999)		2,047,999

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

CLOSED-END FUND - 0.00%	Shares	Value

Royce Value Trust, Inc.	52	$826

TOTAL CLOSED-END FUND (Cost $816)		826

HEDGE FUND - 15.21%
ACA Master Select Fund LP (a) (e)	36,932	3,926,536

TOTAL HEDGE FUND (Cost $3,771,058)		3,926,536

MUTUAL FUNDS - 46.44%

Asset Allocation Funds - 16.42%
Crow Point Alternative Income Fund - Investor Class *	492,449	4,136,573
Wells Fargo Utility and Telecommunications Fund - Class A	4,921	104,085
		4,240,658
Equity Fund - 30.02%
Crow Point Growth Fund - Institutional Class (a) *	571,962	4,958,912
LS Opportunity Fund	69,528	992,165
RVX Emerging Markets Equity Fund - Institutional Class (a) *	191,872	1,799,756
		7,750,833

TOTAL MUTUAL FUNDS (Cost $12,028,915)		11,991,491

ASSET BACKED SECURITIES - 0.12%	Principal Amount	Value

Commercial MBS - 0.11%
Morgan Stanley Capital I Trust 2006-IQ11, 6.253%, due 10/15/2042 (b) ^	$28,754	$28,677

Home Equity ABS - 0.01%
RASC Series 2003-KS4 Trust, 3.87%, due 05/25/2033 (b)	1,977	1,990

TOTAL ASSET BACKED SECURITIES (Cost $31,349)		30,667

CORPORATE BOND - 1.06%
Frontier Communications Corp., 10.500%, due 09/15/2022 (b)	300,000	272,700

TOTAL CORPORATE BOND (Cost $272,700)		272,700

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

OPTIONS PURCHASED (a) - 0.05%
CALL OPTIONS PURCHASED - 0.05%	Contracts (d)	Notional Amount	Exercise Price	Expiration	Value

Tesla, Inc.	9	$268,326	$305.00	8/17/2018	$12,195

TOTAL CALL OPTIONS PURCHASED (Cost $22,617)					12,195

TOTAL OPTIONS PURCHASED (Cost $22,617)					12,195

TOTAL INVESTMENTS (Cost $25,931,143) – 101.05%					$26,091,112

SECURITIES SOLD SHORT (Proceeds $3,933,489) - (15.24%)					(3,935,362)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 14.19%					3,665,021

NET ASSETS - 100%					$25,820,771

(a)  Non-income producing security.

(b)  All or a portion of the security is segregated as collateral for call options written and securities sold short.

(c)  Rate shown represents the 7-day effective yield at July 31, 2018, is subject to change and resets daily.

(d)  Each option contract is equivalent to 100 shares of the underlying common stock/exchange-traded fund.

(e)  Private equity fund purchases on March 1, 2016 that invests in the DCM Multi-Manager Fund, LLC (Series A) and the DCM Multi-Manager Fund, LLC (Series D). Redemptions may be made monthly upon 30 days written notice. There were no unfunded commitments as of July 31, 2018. This investment is valued using the practical expedient. For more information on the practical expedient, please refer to the security valuation section on Note 3 of the accompanying notes to the financial statements.

* Affiliated investment company.

^ Variable or step coupon security - Interest rate shown represents the rate on July 31, 2018.

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT

July 31, 2018 (Unaudited)

SECURITIES SOLD SHORT (a) - (15.24)%

COMMON STOCK - (4.91)%	Shares	Value

Auto Manufacturers - (1.73)%
Tesla, Inc.	1,500	$447,210

Auto Parts & Equipment - (0.36)%
BorgWarner, Inc.	2,044	94,065

Commercial Services - (0.11)%
Laureate Education, Inc. - Class A	1,937	28,687

Computers - (0.10)%
Convergys Corp.	1,000	24,600

Diversified Financial Services - (0.63)%
American Express Co.	548	54,537
Legg Mason, Inc.	1,698	57,953
Navient Corp.	3,778	49,907
		162,397
Electronics - (0.37)%
Agilent Technologies, Inc.	1,447	95,560

Forest Products&Paper - (0.35)%
International Paper Co.	1,703	91,502

Household Products & Wares - (0.07)%
Clorox Co.	136	18,383

Internet - (0.22)%
SINA Corp. - China	693	55,773

Media - (0.22)%
Houghton Mifflin Harcourt Co.	9,035	57,372

Miscellaneous Manufacturing - (0.06)%
AZZ, Inc.	285	15,447

Pharmaceuticals - (0.04)%
CVS Health Corp.	160	10,378

Retail - (0.65)%
Barnes & Noble Education, Inc.	1,627	9,144
McDonald's Corp.	1,000	157,540
		166,684

TOTAL COMMON STOCK (Proceeds $1,304,140)		1,268,058

EAS CROWPOINT ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS - SECURITIES SOLD SHORT

July 31, 2018 (Unaudited)

SECURITIES SOLD SHORT (a) - (15.24)% (continued)

EXCHANGE TRADED FUNDS - (10.33)%	Shares	Value

Equity Fund - (10.33)%
iShares MSCI Emerging Markets ETF	10,000	$448,600
iShares MSCI India ETF	3,221	114,764
iShares MSCI Italy ETF	1,000	29,870
iShares Russell 2000 Growth ETF	3,404	706,500
iShares Russell Mid-Cap Growth ETF	6,500	839,670
Utilities Select Sector SPDR Fund	10,000	527,900
		2,667,304

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,629,349)		2,667,304

TOTAL SECURITIES SOLD SHORT (Proceeds $3,933,489)		$3,935,362

(a) Non-income producing security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

The following is a summary of the significant accounting policies followed by the EAS Crow Point Alternatives Fund (the “Fund”) in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, Closed End Funds, ETFs and mutual funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of July 31, 2018.

Financial Instruments – Assets
Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$7,808,698	$—	$—	$7,808,698
Closed-End Fund	826	—	—	826
Hedge Fund measured at net asset value	—	—	—	3,926,536
Mutual Funds (2)	11,991,491	—	—	11,991,491
Asset Backed Securities	—	30,667	—	30,667
Corporate Bond	—	272,700	—	272,700
Call Options Purchased	12,195	—	—	12,195
Short-Term Investments	2,047,999	—	—	2,047,999
Total Assets	$21,861,209	$303,367	$—	$26,091,112

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

Fair Value Measurements (continued)

Financial Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$1,268,058	$—	$—	$1,268,058
Exchange-Traded Funds (2)	2,667,304	—	—	2,667,304
Total Liabilities	$3,935,362	$—	$—	$3,935,362

(1)       All common stock, ETFs and mutual funds held in the Fund are level 1 securities. For a detailed break-out of common stock, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

(2)       In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

There were no transfers into and out of any level during the three month period ended July 31, 2018. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of April 30, 2018	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018
Bonds& Notes	$38,020	$520	$7	$(527)	$—	$(38,020)	$—	$—	$—
Total	$38,020	$520	$7	$(527)	$—	$(38,020)	$—	$—	$—

Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), including exchange traded funds (“ETFs”) and closed-end funds (also referred to as “Underlying Funds”) subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in a Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

EAS Crow Point Alternatives Fund

NOTES TO THE FINANCIAL STATEMENTS

July 31, 2018 (Unaudited)

Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

DERIVATIVES TRANSACTIONS

As of July 31, 2018, portfolio securities valued at $4,335,153 were held in escrow by the custodian as collateral for securities sold short by the Fund.

For the three month period ended July 31, 2018, the change in net unrealized depreciation and amount of net realized loss on written options subject to equity price risk amounted to $9,970 and $22,490, respectively. The figures for written options can be found in the Statement of Operations under the line items net change in unrealized appreciation (depreciation) on options written and net realized gain (loss) from options written. For the three month period ended July 31, 2018, the change in net unrealized depreciation and amount of net realized loss on purchased options subject to equity price risk amounted to $51,999 and $(163,188), respectively. The figures for purchased options can be found in the Statement of Operations under the line items net change in unrealized appreciation (depreciation) on options purchased and net realized gain (loss) from options purchased.

The amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at July 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net DEpreciation
$22,353,321	$572,553	$(770,124)	$(197,571)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	September 28, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	September 28, 2018